UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2016

Item 1: Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Calibrated Large Cap Value Fund

9	Calibrated Mid Cap Value Fund

14	Statements of Assets and Liabilities

16	Statements of Operations

17	Statements of Changes in Net Assets

20	Financial Highlights

28	Notes to Financial Statements

39	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund

Lord Abbett Calibrated Mid Cap Value Fund
Semiannual Report

For the six-month period ended January 31, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended January 31, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 through January 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/15 – 1/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/15 –
	8/1/15	1/31/16	1/31/16
Class A
Actual	$1,000.00	$887.00	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.81
Class C
Actual	$1,000.00	$883.60	$7.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.61
Class F
Actual	$1,000.00	$887.60	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05
Class I
Actual	$1,000.00	$887.70	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.62	$2.54
Class R2
Actual	$1,000.00	$885.20	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.58
Class R3
Actual	$1,000.00	$885.70	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.08
Class R4
Actual	$1,000.00	$886.70	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.81
Class R5
Actual	$1,000.00	$888.20	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.62	$2.54
Class R6
Actual	$1,000.00	$888.20	$2.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.77	$2.39

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.50% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2, 1.00% for Class R3, 0.75% for Class R4, 0.50% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2016

Sector*	%**
Consumer Discretionary	5.13%
Consumer Staples	6.95%
Energy	12.07%
Financials	29.56%
Health Care	11.55%
Industrials	10.38%
Sector*	%**
Information Technology	11.96%
Materials	2.33%
Telecommunication Services	3.26%
Utilities	6.37%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/15 –
	8/1/15	1/31/16	1/31/16
Class A
Actual	$1,000.00	$850.30	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class C
Actual	$1,000.00	$847.10	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.09	$8.11
Class F
Actual	$1,000.00	$850.70	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class I
Actual	$1,000.00	$851.30	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05
Class R2
Actual	$1,000.00	$849.10	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$6.09
Class R3
Actual	$1,000.00	$849.70	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.58
Class R4
Actual	$1,000.00	$850.30	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$4.01
Class R5
Actual	$1,000.00	$851.40	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05
Class R6
Actual	$1,000.00	$851.40	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.17	$3.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2,1.10% for Class R3, 0.79% for Class R4, 0.60% for Class R5 and 0.59% for R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2016

Sector*	%**
Consumer Discretionary	8.67%
Consumer Staples	4.15%
Energy	7.68%
Financial	34.59%
Health Care	6.16%
Industrials	9.28%
Sector*	%**
Information Technology	10.07%
Materials	4.69%
Telecommunication Services	1.07%
Utilities	13.42%
Repurchase Agreement	0.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 2.11%
General Dynamics Corp.	22,900	$3,063
Northrop Grumman Corp.	10,900	2,017
Orbital ATK, Inc.	37,700	3,402
Total		8,482

Air Freight & Logistics 0.58%
FedEx Corp.	17,700	2,352

Airlines 1.30%
Delta Air Lines, Inc.	70,000	3,100
JetBlue Airways Corp.*	99,900	2,129
Total		5,229

Automobiles 1.63%
Ford Motor Co.	291,900	3,485
General Motors Co.	103,600	3,071
Total		6,556

Banks 10.61%
BB&T Corp.	131,400	4,292
Citigroup, Inc.	275,600	11,735
Citizens Financial Group, Inc.	219,700	4,669
Fifth Third Bancorp	249,200	3,937
JPMorgan Chase & Co.	259,000	15,410
Wells Fargo & Co.	53,100	2,667
Total		42,710

Capital Markets 2.89%
Ameriprise Financial, Inc.	42,200	3,825
Charles Schwab Corp. (The)	81,600	2,083
Invesco Ltd.	191,600	5,735
Total		11,643

Chemicals 1.23%
Celanese Corp. Series A	42,600	2,712
Huntsman Corp.	260,100	2,245
Total		4,957
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.92%
KAR Auction Services, Inc.	54,400	$1,818
R.R. Donnelley & Sons Co.	136,000	1,900
Total		3,718

Communications Equipment 3.66%
Cisco Systems, Inc.	260,900	6,207
CommScope Holding Co., Inc.*	86,200	1,932
QUALCOMM, Inc.	145,100	6,579
Total		14,718

Consumer Finance 2.30%
Capital One Financial Corp.	114,600	7,520
Santander Consumer USA Holdings, Inc.*	167,200	1,747
Total		9,267

Containers & Packaging 1.10%
International Paper Co.	129,100	4,417

Diversified Financial Services 2.25%
Intercontinental Exchange, Inc.	20,400	5,381
Voya Financial, Inc.	120,400	3,682
Total		9,063

Diversified Telecommunication Services 2.52%
AT&T, Inc.	280,800	10,126

Electric: Utilities 3.37%
Duke Energy Corp.	51,700	3,893
Edison International	25,800	1,594
PPL Corp.	230,600	8,085
Total		13,572

Electronic Equipment, Instruments & Components 0.93%
Avnet, Inc.	33,900	1,353
Ingram Micro, Inc. Class A	84,800	2,392
Total		3,745

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.03%
National Oilwell Varco, Inc.	19,100	$621
Rowan Cos., plc Class A	183,600	2,323
Schlumberger Ltd.	72,600	5,247
Total		8,191

Food & Staples Retailing 3.02%
CVS Health Corp.	20,200	1,951
Wal-Mart Stores, Inc.	36,800	2,442
Walgreens Boots Alliance, Inc.	97,200	7,749
Total		12,142

Food Products 2.06%
Archer-Daniels-Midland Co.	26,100	923
Bunge Ltd.	13,000	806
ConAgra Foods, Inc.	125,700	5,234
Pinnacle Foods, Inc.	30,600	1,312
Total		8,275

Health Care Equipment & Supplies 1.39%
Alere, Inc.*	22,100	822
Hill-Rom Holdings, Inc.	43,700	2,136
Medtronic plc (Ireland)(a)	34,900	2,650
Total		5,608

Health Care Providers & Services 3.02%
Anthem, Inc.	35,200	4,593
Cardinal Health, Inc.	67,400	5,484
UnitedHealth Group, Inc.	17,900	2,062
Total		12,139

Hotels, Restaurants & Leisure 0.22%
Darden Restaurants, Inc.	14,100	889

Household Durables 1.23%
Whirlpool Corp.	36,900	4,959

Household Products 1.87%
Procter & Gamble Co. (The)	92,000	7,515
Investments	Shares	Fair Value (000)
Independent Power and Renewable Electricity Producer 0.39%
AES Corp.	163,600	$1,554

Industrial Conglomerates 3.66%
General Electric Co.	505,998	14,725

Information Technology Services 2.83%
Fidelity National Information Services, Inc.	138,100	8,249
International Business Machines Corp.	25,250	3,151
Total		11,400

Insurance 6.69%
Allstate Corp. (The)	131,900	7,993
AmTrust Financial Services, Inc.	17,800	1,018
Chubb Ltd. (Switzerland)(a)	67,000	7,576
Endurance Specialty Holdings Ltd.	13,100	811
Everest Re Group Ltd.	25,500	4,563
Hanover Insurance Group, Inc. (The)	12,700	1,035
Prudential Financial, Inc.	56,200	3,939
Total		26,935

Machinery 1.15%
Cummins, Inc.	51,500	4,629

Media 0.24%
Time Warner, Inc.	13,600	958

Multi-Line Retail 1.80%
Target Corp.	100,200	7,257

Multi-Utilities 2.61%
PG&E Corp.	139,400	7,654
Public Service Enterprise Group, Inc.	22,600	933
Sempra Energy	20,100	1,905
Total		10,492

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 10.02%
Anadarko Petroleum Corp.	44,300	$1,732
Chevron Corp.	170,800	14,769
ConocoPhillips	141,600	5,534
Devon Energy Corp.	68,900	1,922
Exxon Mobil Corp.	111,600	8,688
Kinder Morgan, Inc.	130,300	2,144
Valero Energy Corp.	81,500	5,531
Total		40,320

Pharmaceuticals 7.12%
Eli Lilly & Co.	27,500	2,175
Johnson & Johnson	84,700	8,846
Mallinckrodt plc*	12,500	726
Merck & Co., Inc.	56,000	2,838
Pfizer, Inc.	461,800	14,080
Total		28,665

Real Estate Investment Trusts 4.77%
Alexandria Real Estate Equities, Inc.	26,800	2,122
AvalonBay Communities, Inc.	27,900	4,785
General Growth Properties, Inc.	169,000	4,739
Healthcare Trust of America, Inc. Class A	62,800	1,761
Liberty Property Trust	27,500	806
Prologis, Inc.	31,900	1,259
SL Green Realty Corp.	23,000	2,222
Starwood Property Trust, Inc.	40,900	779
Weyerhaeuser Co.	29,100	745
Total		19,218

Semiconductors & Semiconductor Equipment 3.22%
Intel Corp.	316,500	9,818
NVIDIA Corp.	69,100	2,024
ON Semiconductor Corp.*	132,300	1,132
Total		12,974
Investments	Shares	Fair Value (000)
Software 1.30%
Activision Blizzard, Inc.	104,300	$3,632
Microsoft Corp.	28,900	1,592
Total		5,224

Trading Companies & Distributors 0.64%
Air Lease Corp.	100,300	2,584

Wireless Telecommunication Services 0.74%
T-Mobile US, Inc.*	74,600	2,995
Total Common Stocks (cost $441,804,003)		400,203

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement
Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $1,670,,000 of U.S. Treasury Note at 2.75% due 2/15/2024; value: $1,809,863; proceeds: $1,769,922 (cost $1,769,917)	$1,770	1,770
Total Investments in Securities 99.86% (cost $443,573,920)		401,973
Other Assets in Excess of Liabilities(b) 0.14%		572
Net Assets 100.00%		$402,545

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2016

Open Futures Contracts at January 31, 2016:

				Fair	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini S&P 500 Index	March 2016	18	Long	$1,737,090	$53,903

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$400,203	$–	$–	$400,203
Repurchase Agreement	–	1,770	–	1,770
Total	$400,203	$1,770	$–	$401,973

Other Financial Instruments
Futures Contracts
Assets	$54	$–	$–	$54
Liabilities	–	–	–	–
Total	$54	$–	$–	$54

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.49%

Aerospace & Defense 1.62%
BWX Technologies, Inc.	133,300	$3,991
Orbital ATK, Inc.	106,100	9,573
Total		13,564

Airlines 0.92%
JetBlue Airways Corp.*	364,100	7,759

Auto Components 0.96%
Lear Corp.	77,900	8,088

Banks 6.23%
CIT Group, Inc.	109,100	3,202
Citizens Financial Group, Inc.	480,300	10,206
Comerica, Inc.	87,500	3,001
Fifth Third Bancorp	1,024,600	16,189
M&T Bank Corp.	163,800	18,048
People’s United Financial, Inc.	112,600	1,618
Total		52,264

Capital Markets 3.02%
Ameriprise Financial, Inc.	71,600	6,491
Invesco Ltd.	628,700	18,817
Total		25,308

Chemicals 3.07%
Celanese Corp. Series A	181,300	11,543
CF Industries Holdings, Inc.	141,650	4,250
Eastman Chemical Co.	40,700	2,491
Huntsman Corp.	866,388	7,477
Total		25,761

Commercial Services & Supplies 2.66%
KAR Auction Services, Inc.	322,400	10,775
Pitney Bowes, Inc.	209,900	4,110
R.R. Donnelley & Sons Co.	533,300	7,450
Total		22,335
Investments	Shares	Fair Value (000)
Communications Equipment 1.24%
CommScope Holding Co., Inc.*	146,500	$3,284
Juniper Networks, Inc.	303,000	7,151
Total		10,435

Consumer Finance 0.74%
Santander Consumer USA Holdings, Inc.*	593,900	6,206

Containers & Packaging 1.31%
International Paper Co.	261,400	8,943
WestRock Co.	58,600	2,067
Total		11,010

Diversified Telecommunication Services 1.07%
Frontier Communications Corp.	461,900	2,102
Level 3 Communications, Inc.*	141,000	6,882
Total		8,984

Electric: Utilities 6.40%
Edison International	176,500	10,908
Entergy Corp.	45,300	3,197
FirstEnergy Corp.	88,400	2,923
Great Plains Energy, Inc.	239,300	6,672
ITC Holdings Corp.	108,700	4,337
PPL Corp.	369,750	12,963
Westar Energy, Inc.	291,700	12,706
Total		53,706

Electrical Equipment 0.22%
Eaton Corp. plc	36,794	1,859

Electronic Equipment, Instruments & Components 2.73%
Avnet, Inc.	182,500	7,285
Ingram Micro, Inc. Class A	376,300	10,612
Jabil Circuit, Inc.	251,300	5,003
Total		22,900

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.87%
National Oilwell Varco, Inc.	213,100	$6,934
Rowan Cos., plc Class A	695,300	8,796
Total		15,730

Food Products 4.13%
Bunge Ltd.	94,600	5,866
ConAgra Foods, Inc.	229,300	9,548
Ingredion, Inc.	132,300	13,325
Pinnacle Foods, Inc.	139,000	5,962
Total		34,701

Health Care Equipment & Supplies 1.58%
Alere, Inc.*	209,600	7,797
Hill-Rom Holdings, Inc.	111,300	5,441
Total		13,238

Health Care Providers & Services 3.11%
Cardinal Health, Inc.	56,400	4,589
Cigna Corp.	44,700	5,972
Laboratory Corp. of America Holdings*	57,300	6,438
Patterson Cos., Inc.	40,600	1,724
Quest Diagnostics, Inc.	112,400	7,381
Total		26,104

Hotels, Restaurants & Leisure 2.13%
Darden Restaurants, Inc.	184,900	11,660
Royal Caribbean Cruises Ltd.	76,300	6,253
Total		17,913

Household Durables 2.85%
Lennar Corp. Class A	69,600	2,934
Toll Brothers, Inc.*	133,600	3,690
Whirlpool Corp.	128,900	17,323
Total		23,947

Independent Power and Renewable Electricity Producer 1.23%
AES Corp.	1,090,200	10,357
Investments	Shares	Fair Value (000)
Information Technology Services 1.78%
Fidelity National Information Services, Inc.	249,700	$14,915

Insurance 9.59%
AmTrust Financial Services, Inc.	135,100	7,726
Aspen Insurance Holdings Ltd.	77,000	3,581
Endurance Specialty Holdings Ltd.	84,700	5,245
Everest Re Group Ltd.	87,200	15,604
Hanover Insurance Group, Inc. (The)	71,000	5,786
Hartford Financial Services Group, Inc. (The)	337,108	13,545
Reinsurance Group of America, Inc.	55,798	4,700
Unum Group	71,100	2,036
Validus Holdings Ltd.	90,100	3,986
XL Group plc (Ireland)(a)	504,600	18,297
Total		80,506

Machinery 3.01%
Ingersoll-Rand plc (Ireland)(a)	33,800	1,740
Stanley Black & Decker, Inc.	145,200	13,698
Timken Co. (The)	66,400	1,763
Trinity Industries, Inc.	378,100	8,099
Total		25,300

Media 0.51%
TEGNA, Inc.	178,800	4,293

Metals & Mining 0.30%
Steel Dynamics, Inc.	135,900	2,494

Multi-Line Retail 1.28%
J.C. Penney Co., Inc.*	454,800	3,302
Kohl’s Corp.	149,800	7,452
Total		10,754

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2016

Investments	Shares	Fair Value (000)
Multi-Utilities 5.50%
Consolidated Edison, Inc.	134,600	$9,340
Public Service Enterprise Group, Inc.	373,700	15,434
SCANA Corp.	263,946	16,615
Sempra Energy	50,600	4,794
Total		46,183

Oil, Gas & Consumable Fuels 5.78%
Cheniere Energy, Inc.*	95,700	2,876
Cimarex Energy Co.	73,300	6,817
Continental Resources, Inc.*	162,100	3,422
EQT Corp.	97,900	6,044
Hess Corp.	163,700	6,957
Marathon Oil Corp.	397,100	3,864
Murphy Oil Corp.	126,700	2,485
PBF Energy, Inc. Class A	95,100	3,327
Pioneer Natural Resources Co.	58,400	7,239
Tesoro Corp.	47,500	4,144
Whiting Petroleum Corp.*	188,700	1,387
Total		48,562

Pharmaceuticals 1.46%
Mallinckrodt plc*	211,200	12,269

Real Estate Investment Trusts 14.60%
Alexandria Real Estate Equities, Inc.	123,200	9,755
Annaly Capital Management, Inc.	554,700	5,270
AvalonBay Communities, Inc.	42,400	7,271
Boston Properties, Inc.	14,000	1,627
Camden Property Trust	122,900	9,377
DDR Corp.	156,400	2,676
Duke Realty Corp.	414,100	8,336
Essex Property Trust, Inc.	27,400	5,839
General Growth Properties, Inc.	504,700	14,152
HCP, Inc.	157,400	5,657
Healthcare Trust of America, Inc. Class A	289,900	8,129
Investments	Shares	Fair Value (000)
Host Hotels & Resorts, Inc.	234,400	$3,246
Kimco Realty Corp.	337,800	9,185
Liberty Property Trust	115,700	3,392
Prologis, Inc.	162,000	6,394
SL Green Realty Corp.	26,300	2,541
Starwood Property Trust, Inc.	239,600	4,562
UDR, Inc.	65,400	2,328
Vornado Realty Trust	75,300	6,661
Welltower, Inc.	47,400	2,949
Weyerhaeuser Co.	125,800	3,222
Total		122,569

Real Estate Management & Development 0.32%
Realogy Holdings Corp.*	81,400	2,670

Semiconductors & Semiconductor Equipment 2.93%
Cypress Semiconductor Corp.*	507,700	3,991
NVIDIA Corp.	262,900	7,700
ON Semiconductor Corp.*	1,508,000	12,908
Total		24,599

Software 1.36%
Activision Blizzard, Inc.	327,900	11,418

Specialty Retail 0.91%
Foot Locker, Inc.	46,000	3,108
GameStop Corp. Class A	84,100	2,204
Penske Automotive Group, Inc.	73,300	2,299
Total		7,611

Trading Companies & Distributors 0.82%
Air Lease Corp.	265,700	6,844

Water Utilities 0.25%
American Water Works Co., Inc.	32,300	2,097
Total Common Stocks (cost $964,627,606)		835,253

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2016

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.22%

Repurchase Agreement
Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $1,745,000 of U.S. Treasury Note at 2.75% due 2/15/2024; value: $1,891,144; proceeds: $1,852,140 (cost $1,852,135)	$1,852	$1,852
Total Investments in Securities 99.71% (cost $966,479,741)		837,105
Other Assets in Excess of Liabilities(b) 0.29%		2,426
Net Assets 100.00%		$839,531

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2016

Open Futures Contracts at January 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
E-Mini S&P 500 Index	March 2016	40	Long	$3,860,200	$116,892

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$835,253	$–	$–	$835,253
Repurchase Agreement	–	1,852	–	1,852
Total	$835,253	$1,852	$–	$837,105

Other Financial Instruments
Futures Contracts
Assets	$117	$–	$–	$117
Liabilities	–	–	–	–
Total	$117	$–	$–	$117

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Financial Statements.	13

Statements of Assets and Liabilities (unaudited)

January 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
ASSETS:
Investments in securities, at cost	$443,573,920	$966,479,741
Investments in securities, at fair value	$401,972,832	$837,104,693
Deposits with brokers for futures collateral	73,600	179,400
Receivables:
Investment securities sold	12,527,126	2,563,207
Capital shares sold	235,021	1,217,943
Interest and dividends	558,089	478,288
Variation margin	41,238	98,058
From advisor (See Note 3)	127,506	192,333
Prepaid expenses and other assets	70,478	98,979
Total assets	415,605,890	841,932,901
LIABILITIES:
Payables:
Investment securities purchased	12,451,771	–
Capital shares reacquired	126,821	1,490,802
12b-1 distribution plan	34,112	90,612
Management fee	208,583	436,142
Trustees’ fees	35,097	49,700
Fund administration	13,905	29,076
To affiliate (See Note 3)	73,055	130,088
Variation margin	23	17
Distributions payable	184	–
Accrued expenses	117,427	175,708
Total liabilities	13,060,978	2,402,145
NET ASSETS	$402,544,912	$839,530,756
COMPOSITION OF NET ASSETS:
Paid-in capital	$454,752,193	$1,006,908,190
Undistributed net investment income	435,973	1,031,445
Accumulated net realized loss on investments and futures contracts	(11,096,069)	(39,150,723)
Net unrealized depreciation on investments and futures contracts	(41,547,185)	(129,258,156)
Net Assets	$402,544,912	$839,530,756

14	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund

Net assets by class:
Class A Shares	$63,979,085	$108,957,677
Class C Shares	$17,834,022	$44,045,244
Class F Shares	$10,964,334	$130,630,593
Class I Shares	$309,213,611	$552,327,790
Class R2 Shares	$335,359	$1,091,916
Class R3 Shares	$191,770	$2,089,576
Class R4 Shares	$8,901	$305,428
Class R5 Shares	$8,914	$8,554
Class R6 Shares	$8,916	$73,978
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,761,638	6,432,227
Class C Shares	1,064,887	2,645,407
Class F Shares	644,283	7,709,654
Class I Shares	18,154,682	32,519,998
Class R2 Shares	19,595	64,272
Class R3 Shares	11,328	123,020
Class R4 Shares	524.22	18,052
Class R5 Shares	523.54	503.70
Class R6 Shares	523.53	4,357
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.01	$16.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.05	$17.97
Class C Shares-Net asset value	$16.75	$16.65
Class F Shares-Net asset value	$17.02	$16.94
Class I Shares-Net asset value	$17.03	$16.98
Class R2 Shares-Net asset value	$17.11	$16.99
Class R3 Shares-Net asset value	$16.93	$16.99
Class R4 Shares-Net asset value	$16.98	$16.92
Class R5 Shares-Net asset value	$17.03	$16.98
Class R6 Shares-Net asset value	$17.03	$16.98

See Notes to Financial Statements.	15

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
Investment income:
Dividends	$6,195,771	$12,689,075
Interest	–	92
Total investment income	6,195,771	12,689,167
Expenses:
Management fee	1,388,213	2,967,715
12b-1 distribution plan-Class A	86,353	155,081
12b-1 distribution plan-Class C	91,168	244,062
12b-1 distribution plan-Class F	10,134	83,986
12b-1 distribution plan-Class R2	1,064	2,125
12b-1 distribution plan-Class R3	726	3,725
12b-1 distribution plan-Class R4	12	17
Shareholder servicing	76,807	271,278
Fund administration	92,548	197,848
Subsidy (See Note 3)	292,544	534,434
Reports to shareholders	9,439	22,692
Registration	61,627	84,558
Trustees’ fees	7,478	15,811
Custody	22,624	54,363
Professional	27,091	27,700
Other	55,167	107,214
Gross expenses	2,222,995	4,772,609
Expense reductions (See Note 9)	(85)	(251)
Fees waived and expenses reimbursed (See Note 3)	(876,610)	(1,315,649)
Net expenses	1,346,300	3,456,709
Net investment income	4,849,471	9,232,458
Net realized and unrealized gain (loss):
Net realized loss on investments	(8,706,115)	(33,087,011)
Net realized loss on futures contracts	(140,327)	(521,659)
Net change in unrealized appreciation/depreciation on investments	(50,348,686)	(131,614,481)
Net change in unrealized appreciation/depreciation on futures contracts	53,062	99,976
Net realized and unrealized loss	(59,142,066)	(165,123,175)
Net Decrease in Net Assets Resulting From Operations	$(54,292,595)	$(155,890,717)

16	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
	For the Six Months
	Ended January 31, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	July 31, 2015
Operations:
Net investment income	$4,849,471	$8,215,022
Net realized gain (loss) on investments and futures contracts	(8,846,442)	36,253,548
Net change in unrealized appreciation/depreciation on investments and futures contracts	(50,295,624)	(14,259,284)
Net increase (decrease) in net assets resulting from operations	(54,292,595)	30,209,286
Distributions to shareholders from:
Net investment income
Class A	(1,241,526)	(1,204,218)
Class C	(221,706)	(102,230)
Class F	(322,350)	(304,560)
Class I	(7,295,037)	(6,351,681)
Class R2	(5,297)	(2,399)
Class R3	(4,983)	(2,316)
Class R4	(185)	—
Class R5	(197)	—
Class R6	(197)	—
Net realized gain
Class A	(4,475,381)	(8,726,127)
Class C	(1,246,781)	(1,271,990)
Class F	(1,092,791)	(1,982,750)
Class I	(22,993,602)	(39,332,925)
Class R2	(23,134)	(22,392)
Class R3	(20,799)	(18,667)
Class R4	(621)	—
Class R5	(620)	—
Class R6	(620)	—
Total distributions to shareholders	(38,945,827)	(59,322,255)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	24,336,354	102,023,014
Reinvestment of distributions	35,715,678	54,453,620
Cost of shares reacquired	(67,952,648)	(76,282,834)
Net increase (decrease) in net assets resulting from capital share transactions	(7,900,616)	80,193,800
Net increase (decrease) in net assets	(101,139,038)	51,080,831
NET ASSETS:
Beginning of period	$503,683,950	$452,603,119
End of period	$402,544,912	$503,683,950
Undistributed net investment income	$435,973	$4,677,980

See Notes to Financial Statements.	17

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
	For the Six Months
	Ended January 31, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	July 31, 2015
Operations:
Net investment income	$9,232,458	$11,222,305
Net realized gain (loss) on investments and futures contracts	(33,608,670)	77,513,023
Net change in unrealized appreciation/depreciation on investments and futures contracts	(131,514,505)	(25,842,724)
Net increase (decrease) in net assets resulting from operations	(155,890,717)	62,892,604
Distributions to shareholders from:
Net investment income
Class A	(1,662,276)	(343,526)
Class C	(437,177)	(22,152)
Class F	(2,387,759)	(85,392)
Class I	(9,962,239)	(8,637,527)
Class R2	(11,452)	(375)
Class R3	(24,126)	(841)
Class R4	(137)	—
Class R5	(148)	—
Class R6	(530)	—
Net realized gain
Class A	(8,543,326)	(2,934,370)
Class C	(3,576,302)	(457,201)
Class F	(11,171,838)	(645,519)
Class I	(44,046,859)	(60,424,949)
Class R2	(58,728)	(3,861)
Class R3	(121,699)	(7,872)
Class R4	(655)	—
Class R5	(653)	—
Class R6	(2,331)	—
Total distributions to shareholders	(82,008,235)	(73,563,585)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	121,770,233	476,119,680
Reinvestment of distributions	76,862,711	72,567,576
Cost of shares reacquired	(197,494,149)	(80,310,064)
Net increase in net assets resulting from capital share transactions	1,138,795	468,377,192
Net increase (decrease) in net assets	(236,760,157)	457,706,211
NET ASSETS:
Beginning of period	$1,076,290,913	$618,584,702
End of period	$839,530,756	$1,076,290,913
Undistributed net investment income	$1,031,445	$6,284,831

18	See Notes to Financial Statements.

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Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2016(c)	$20.88	$0.18	$(2.40)	$(2.22)	$(0.36)	$(1.29)	$(1.65)
7/31/2015	22.30	0.33	1.15	1.48	(0.35)	(2.55)	(2.90)
7/31/2014	21.52	0.36	2.19	2.55	(0.29)	(1.48)	(1.77)
7/31/2013	17.18	0.35	4.59	4.94	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.19	1.99	2.18	–	–	–
Class C
1/31/2016(c)	20.53	0.11	(2.37)	(2.26)	(0.23)	(1.29)	(1.52)
7/31/2015	21.98	0.17	1.14	1.31	(0.21)	(2.55)	(2.76)
7/31/2014	21.30	0.19	2.17	2.36	(0.20)	(1.48)	(1.68)
7/31/2013	17.10	0.18	4.59	4.77	(0.17)	(0.40)	(0.57)
12/21/2011 to 7/31/2012(e)	15.00	0.15	1.95	2.10	–	–	–
Class F
1/31/2016(c)	20.90	0.21	(2.42)	(2.21)	(0.38)	(1.29)	(1.67)
7/31/2015	22.32	0.36	1.16	1.52	(0.39)	(2.55)	(2.94)
7/31/2014	21.54	0.39	2.19	2.58	(0.32)	(1.48)	(1.80)
7/31/2013	17.19	0.38	4.59	4.97	(0.22)	(0.40)	(0.62)
12/21/2011 to 7/31/2012(e)	15.00	0.20	1.99	2.19	–	–	–
Class I
1/31/2016(c)	20.94	0.21	(2.42)	(2.21)	(0.41)	(1.29)	(1.70)
7/31/2015	22.36	0.39	1.15	1.54	(0.41)	(2.55)	(2.96)
7/31/2014	21.56	0.41	2.21	2.62	(0.34)	(1.48)	(1.82)
7/31/2013	17.20	0.39	4.60	4.99	(0.23)	(0.40)	(0.63)
12/21/2011 to 7/31/2012(e)	15.00	0.19	2.01	2.20	–	–	–
Class R2
1/31/2016(c)	20.97	0.15	(2.42)	(2.27)	(0.30)	(1.29)	(1.59)
7/31/2015	22.38	0.26	1.15	1.41	(0.27)	(2.55)	(2.82)
7/31/2014	21.61	0.31	2.19	2.50	(0.25)	(1.48)	(1.73)
7/31/2013	17.14	0.41	4.59	5.00	(0.13)	(0.40)	(0.53)
12/21/2011 to 7/31/2012(e)	15.00	0.16	1.98	2.14	–	–	–
Class R3
1/31/2016(c)	20.77	0.17	(2.41)	(2.24)	(0.31)	(1.29)	(1.60)
7/31/2015	22.21	0.28	1.15	1.43	(0.32)	(2.55)	(2.87)
7/31/2014	21.46	0.30	2.19	2.49	(0.26)	(1.48)	(1.74)
7/31/2013	17.15	0.33	4.58	4.91	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.17	1.98	2.15	–	–	–

20	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.01	(11.30	)(d)	0.38	(d)	0.57	(d)	0.97	(d)	$63,979	33.79	(d)
20.88	6.71		0.75		1.08		1.54		75,083	80.48
22.30	12.38		0.75		1.08		1.66		81,218	103.92
21.52	29.60		0.75		1.12		1.83		74,466	90.00
17.18	14.53	(d)	0.73	(f)	1.41	(f)	1.89	(f)	35,932	62.31

16.75	(11.64	)(d)	0.75	(d)	0.94	(d)	0.58	(d)	17,834	33.79	(d)
20.53	5.93		1.49		1.82		0.82		18,361	80.48
21.98	11.54		1.49		1.82		0.91		10,456	103.92
21.30	28.71		1.48		1.85		0.91		7,057	90.00
17.10	14.00	(d)	1.47	(f)	2.15	(f)	1.44	(f)	61	62.31

17.02	(11.24	)(d)	0.30	(d)	0.49	(d)	1.09	(d)	10,964	33.79	(d)
20.90	6.90		0.60		0.93		1.70		26,401	80.48
22.32	12.53		0.60		0.93		1.81		17,316	103.92
21.54	29.82		0.60		0.97		1.94		13,153	90.00
17.19	14.60	(d)	0.58	(f)	1.33	(f)	2.03	(f)	35	62.31

17.03	(11.23	)(d)	0.25	(d)	0.44	(d)	1.10	(d)	309,214	33.79	(d)
20.94	6.99		0.50		0.83		1.80		383,101	80.48
22.36	12.70		0.50		0.83		1.91		343,275	103.92
21.56	29.91		0.50		0.87		2.02		299,673	90.00
17.20	14.67	(d)	0.49	(f)	0.94	(f)	1.89	(f)	34,155	62.31

17.11	(11.48	)(d)	0.55	(d)	0.74	(d)	0.79	(d)	335	33.79	(d)
20.97	6.35		1.10		1.43		1.21		371	80.48
22.38	12.04		1.01		1.44		1.43		198	103.92
21.61	29.97		0.49		1.37		2.01		303	90.00
17.14	14.27	(d)	1.06	(f)	1.81	(f)	1.55	(f)	11	62.31

16.93	(11.43	)(d)	0.50	(d)	0.70	(d)	0.87	(d)	192	33.79	(d)
20.77	6.47		1.00		1.33		1.31		336	80.48
22.21	12.11		1.00		1.33		1.38		141	103.92
21.46	29.51		0.95		1.35		1.70		79	90.00
17.15	14.33	(d)	0.96	(f)	1.71	(f)	1.65	(f)	11	62.31

See Notes to Financial Statements.	21

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class R4
1/31/2016(c)	$20.88	$0.18	$(2.40)	$(2.22)	$(0.39)	$(1.29)	$(1.68)
6/30/2015 to 7/31/2015(g)	20.80	0.02	0.06	0.08	–	–	–
Class R5
1/31/2016(c)	20.93	0.21	(2.41)	(2.20)	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–
Class R6
1/31/2016(c)	20.93	0.21	(2.41)	(2.20)	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement on December 21, 2011.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.98	(11.33	)(d)	0.38	(d)	0.55	(d)	0.96	(d)	$ 9	33.79	(d)
20.88	0.38	(d)	0.75	(f)	1.06	(f)	1.41	(f)	10	80.48

17.03	(11.18	)(d)	0.25	(d)	0.42	(d)	1.09	(d)	9	33.79	(d)
20.93	0.38	(d)	0.50	(f)	0.82	(f)	1.64	(f)	10	80.48

17.03	(11.18	)(d)	0.24	(d)	0.38	(d)	1.10	(d)	9	33.79	(d)
20.93	0.38	(d)	0.47	(f)	0.70	(f)	1.64	(f)	10	80.48

See Notes to Financial Statements.	23

Financial Highlights

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2016(c)	$21.70	$0.17	$(3.24)	$(3.07)	$(0.28)	$(1.41)	$(1.69)
7/31/2015	22.04	0.24	1.92	2.16	(0.26)	(2.24)	(2.50)
7/31/2014	21.11	0.29	2.78	3.07	(0.23)	(1.91)	(2.14)
7/31/2013	16.47	0.31	4.93	5.24	(0.22)	(0.38)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.15	1.32	1.47	–	–	–
Class C
1/31/2016(c)	21.33	0.09	(3.19)	(3.10)	(0.17)	(1.41)	(1.58)
7/31/2015	21.71	0.07	1.90	1.97	(0.11)	(2.24)	(2.35)
7/31/2014	20.89	0.13	2.75	2.88	(0.15)	(1.91)	(2.06)
7/31/2013	16.39	0.08	4.99	5.07	(0.19)	(0.38)	(0.57)
12/21/2011 to 7/31/2012(e)	15.00	0.08	1.31	1.39	–	–	–
Class F
1/31/2016(c)	21.72	0.19	(3.26)	(3.07)	(0.30)	(1.41)	(1.71)
7/31/2015	22.06	0.27	1.93	2.20	(0.30)	(2.24)	(2.54)
7/31/2014	21.11	0.32	2.79	3.11	(0.25)	(1.91)	(2.16)
7/31/2013	16.48	0.27	4.99	5.26	(0.25)	(0.38)	(0.63)
12/21/2011 to 7/31/2012(e)	15.00	0.16	1.32	1.48	–	–	–
Class I
1/31/2016(c)	21.77	0.19	(3.25)	(3.06)	(0.32)	(1.41)	(1.73)
7/31/2015	22.11	0.33	1.89	2.22	(0.32)	(2.24)	(2.56)
7/31/2014	21.16	0.34	2.79	3.13	(0.27)	(1.91)	(2.18)
7/31/2013	16.50	0.35	4.95	5.30	(0.26)	(0.38)	(0.64)
12/21/2011 to 7/31/2012(e)	15.00	0.17	1.33	1.50	–	–	–
Class R2
1/31/2016(c)	21.79	0.12	(3.23)	(3.11)	(0.28)	(1.41)	(1.69)
7/31/2015	22.16	0.16	1.93	2.09	(0.22)	(2.24)	(2.46)
7/31/2014	21.19	0.22	2.81	3.03	(0.15)	(1.91)	(2.06)
7/31/2013	16.43	0.37	4.93	5.30	(0.16)	(0.38)	(0.54)
12/21/2011 to 7/31/2012(e)	15.00	0.11	1.32	1.43	–	–	–
Class R3
1/31/2016(c)	21.78	0.14	(3.24)	(3.10)	(0.28)	(1.41)	(1.69)
7/31/2015	22.15	0.20	1.91	2.11	(0.24)	(2.24)	(2.48)
7/31/2014	21.18	0.23	2.82	3.05	(0.17)	(1.91)	(2.08)
7/31/2013	16.44	0.37	4.93	5.30	(0.18)	(0.38)	(0.56)
12/21/2011 to 7/31/2012(e)	15.00	0.12	1.32	1.44	–	–	–

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.94	(14.97	)(d)	0.43	(d)	0.56	(d)	0.86	(d)	$108,958	37.03	(d)
21.70	10.15		0.85		1.07		1.12		132,998	78.28
22.04	15.42		0.85		1.09		1.38		28,422	97.89
21.11	32.83		0.85		1.13		1.66		27,545	90.30
16.47	9.80	(d)	0.83	(f)	1.63	(f)	1.51	(f)	13,726	76.72

16.65	(15.29	)(d)	0.80	(d)	0.94	(d)	0.48	(d)	44,045	37.03	(d)
21.33	9.33		1.60		1.81		0.31		48,851	78.28
21.71	14.60		1.60		1.84		0.60		4,354	97.89
20.89	31.91		1.58		1.86		0.40		2,204	90.30
16.39	9.27	(d)	1.54	(f)	2.38	(f)	0.80	(f)	15	76.72

16.94	(14.93	)(d)	0.35	(d)	0.49	(d)	0.95	(d)	130,631	37.03	(d)
21.72	10.31		0.70		0.92		1.22		194,111	78.28
22.06	15.66		0.70		0.94		1.50		7,853	97.89
21.11	33.01		0.69		0.98		1.35		6,062	90.30
16.48	9.87	(d)	0.68	(f)	1.51	(f)	1.59	(f)	56	76.72

16.98	(14.87	)(d)	0.30	(d)	0.44	(d)	0.99	(d)	552,328	37.03	(d)
21.77	10.41		0.60		0.82		1.49		699,681	78.28
22.11	15.70		0.60		0.84		1.59		577,851	97.89
21.16	33.21		0.60		0.88		1.88		323,673	90.30
16.50	10.00	(d)	0.58	(f)	0.95	(f)	1.73	(f)	106,844	76.72

16.99	(15.09	)(d)	0.59	(d)	0.73	(d)	0.62	(d)	1,092	37.03	(d)
21.79	9.72		1.20		1.42		0.72		234	78.28
22.16	15.14		1.13		1.43		1.03		31	97.89
21.19	33.23		0.58		0.87		1.98		16	90.30
16.43	9.53	(d)	1.15	(f)	2.01	(f)	1.15	(f)	11	76.72

16.99	(15.03	)(d)	0.55	(d)	0.68	(d)	0.74	(d)	2,090	37.03	(d)
21.78	9.84		1.10		1.32		0.90		385	78.28
22.15	15.27		1.05		1.32		1.04		72	97.89
21.18	33.21		0.59		1.05		1.95		18	90.30
16.44	9.60	(d)	1.05	(f)	1.91	(f)	1.24	(f)	11	76.72

See Notes to Financial Statements.	25

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
1/31/2016(c)	$21.70	$0.15	$(3.22)	$(3.07)	$(0.30)	$(1.41)	$(1.71)
6/30/2015 to 7/31/2015(g)	21.60	(0.01)	0.11	0.10	–	–	–
Class R5
1/31/2016(c)	21.77	0.19	(3.25)	(3.06)	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–
Class R6
1/31/2016(c)	21.77	0.17	(3.23)	(3.06)	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement on December 21, 2011.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(a)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.92	(14.97	)(d)	0.38	(d)	0.53	(d)	0.80	(d)	$305	37.03	(d)
21.70	0.46	(d)	0.85	(f)	1.06	(f)	(0.35	)(f)	10	78.28

16.98	(14.86	)(d)	0.30	(d)	0.42	(d)	0.98	(d)	9	37.03	(d)
21.77	0.46	(d)	0.60	(f)	0.82	(f)	–		10	78.28

16.98	(14.86	)(d)	0.29	(d)	0.36	(d)	0.94	(d)	74	37.03	(d)
21.77	0.46	(d)	0.59	(f)	0.70	(f)	–		10	78.28

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has nine classes of shares: Class A, C, F, I, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012 through the fiscal year ended July 31, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase

Notes to Financial Statements (unaudited)(continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2016, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .22% and .33%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended January 31, 2016 and continuing through November 30, 2016, Lord Abbett has contractually agreed to waive its fees for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.50% and 0.60%, respectively for each class other than R6. For the same period, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.47% and 0.59% for Class R6 for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, respectively. This agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of January 31, 2016, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	45.88%	28.03%
Lord Abbett Multi-Asset Global Opportunity Fund	–	3.49%
Lord Abbett Multi-Asset Growth Fund	28.41%	21.82%
Lord Abbett Multi-Asset Income Fund	–	9.48%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$16,950	$ 91,059
Calibrated Mid Cap Value Fund	48,483	272,362

Distributor received the following amount of CDSCs for the six months ended January 31, 2016:

	Class A	Class C
Calibrated Large Cap Value Fund	$ 131	$ 1,289
Calibrated Mid Cap Value Fund	1,548	16,933

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2016 and fiscal year ended July 31, 2015 was as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Six Months Ended		Six Months Ended
	1/31/2016	Year Ended	1/31/2016	Year Ended
	(unaudited)	7/31/2015	(unaudited)	7/31/2015
Distributions paid from:
Ordinary income	$23,158,113	$36,031,671	$50,209,122	$42,724,676
Net long-term capital gains	15,787,714	23,290,584	31,799,113	30,838,909
Total distributions paid	$38,945,827	$59,322,255	$82,008,235	$73,563,585

As of January 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$445,817,959	$969,472,532
Gross unrealized gain	9,955,843	22,525,715
Gross unrealized loss	(53,800,970)	(154,893,554)
Net unrealized security loss	$(43,845,127)	$(132,367,839)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2016 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$154,486,788	$196,011,570
Calibrated Mid Cap Value Fund	360,974,721	430,814,670

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2016 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2016, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Index Contracts	Equity Index Contracts
Futures Contracts(1)	$53,903	$116,892
(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2016, were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
	Equity Index Contracts	Equity Index Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$(140,327)	$(521,659)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$53,062	$99,976
Average Number of Contracts*
Futures Contracts	19	47
*	Calculated based on the number of contracts for the six months ended January 31, 2016.
(1)	Statements of Operations location: Net realized loss on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or

Notes to Financial Statements (unaudited)(continued)

termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

	Calibrated Large Cap Value Fund
			Net Amounts
			of Assets
		Gross Amounts	Presented in
		Offset in the	the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$1,769,917	$–	$1,769,917
Total	$1,769,917	$–	$1,769,917

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,769,917	$–	$–	$(1,769,917)	$–
Total	$1,769,917	$–	$–	$(1,769,917)	$–

	Calibrated Mid Cap Value Fund
			Net Amounts
			of Assets
		Gross Amounts	Presented in
		Offset in the	the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$1,852,135	$–	$1,852,135
Total	$1,852,135	$–	$1,852,135

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,852,135	$–	$–	$(1,852,135)	$–
Total	$1,852,135	$–	$–	$(1,852,135)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2016.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

Prior to August 31, 2015, the Funds and certain other funds managed by Lord Abbett participated in a $500 million unsecured revolving credit facility with SSB (the “SSB Facility”).

During the six months ended January 31, 2016, the Funds did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Because each Fund invests in real estate investment trusts (“REITS”), they may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which they invest. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Notes to Financial Statements (unaudited)(continued)

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	January 31, 2016		Year Ended
Calibrated Large Cap Value Fund	(unaudited)		July 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	630,658	$11,641,359	1,533,731	$32,646,743
Reinvestment of distributions	213,118	3,961,941	327,319	6,801,697
Shares reacquired	(677,698)	(12,785,286)	(1,907,324)	(40,114,312)
Increase (decrease)	166,078	$2,818,014	(46,274)	$(665,872)

Class C Shares
Shares sold	257,713	$4,846,213	550,806	$11,464,588
Reinvestment of distributions	54,957	1,007,919	55,797	1,146,068
Shares reacquired	(142,039)	(2,646,557)	(187,938)	(3,926,603)
Increase	170,631	$3,207,575	418,665	$8,684,053

Class F Shares
Shares sold	346,223	$6,473,621	925,144	$19,637,645
Reinvestment of distributions	52,442	975,419	72,562	1,507,834
Shares reacquired	(1,017,567)	(19,176,324)	(510,147)	(10,982,400)
Increase (decrease)	(618,902)	$(11,727,284)	487,559	$10,163,079

Class I Shares
Shares sold	65,010	$1,288,726	1,775,488	$37,857,946
Reinvestment of distributions	1,598,110	29,740,837	2,162,257	44,974,938
Shares reacquired	(1,806,106)	(33,178,018)	(993,667)	(21,239,532)
Increase (decrease)	(142,986)	$(2,148,455)	2,944,078	$61,593,352

Class R2 Shares
Shares sold	1,861	$35,036	8,795	$184,859
Reinvestment of distributions	71	1,340	100	2,100
Shares reacquired	(11)	(234)	(52)	(1,143)
Increase	1,921	$36,142	8,843	$185,816

Class R3 Shares
Shares sold	2,877	$51,399	9,703	$201,233
Reinvestment of distributions	1,393	25,782	1,014	20,983
Shares reacquired	(9,136)	(166,229)	(883)	(18,844)
Increase (decrease)	(4,866)	$(89,048)	9,834	$203,372

Class R4 Shares(a)
Shares sold	–	$–	480.77	$10,000
Reinvestment of distributions	43.45	806	–	–
Increase	43.45	$806	480.77	$10,000

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	January 31, 2016		Year Ended
Calibrated Large Cap Value Fund	(unaudited)		July 31, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	479.62	$10,000
Reinvestment of distributions	43.92	817	–	–
Increase	43.92	$817	479.62	$10,000

Class R6 Shares(a)
Shares sold	–	$–	479.62	$10,000
Reinvestment of distributions	43.91	817	–	–
Increase	43.91	$817	479.62	$10,000

(a) Shares commenced on June 30, 2015.

	Six Months Ended
	January 31, 2016		Year Ended
Calibrated Mid Cap Value Fund	(unaudited)		July 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,819,714	$35,395,081	5,671,340	$123,910,360
Reinvestment of distributions	481,530	9,115,359	139,429	2,940,570
Shares reacquired	(1,997,863)	(38,449,141)	(971,334)	(21,251,722)
Increase	303,381	$6,061,299	4,839,435	$105,599,208

Class C Shares
Shares sold	627,770	$12,189,668	2,198,094	$47,431,592
Reinvestment of distributions	181,529	3,381,885	21,689	451,774
Shares reacquired	(454,157)	(8,414,079)	(130,031)	(2,807,109)
Increase	355,142	$7,157,474	2,089,752	$45,076,257

Class F Shares
Shares sold	2,525,378	$49,733,505	9,499,636	$207,837,691
Reinvestment of distributions	593,206	11,229,394	33,948	715,617
Shares reacquired	(4,346,614)	(84,181,423)	(951,914)	(20,956,313)
Increase (decrease)	(1,228,030)	$(23,218,524)	8,581,670	$187,596,995

Class I Shares
Shares sold	992,482	$19,990,121	4,388,569	$96,387,078
Reinvestment of distributions	2,792,916	52,981,617	3,240,878	68,447,334
Shares reacquired	(3,399,758)	(65,386,008)	(1,625,100)	(35,281,325)
Increase	385,640	$7,585,730	6,004,347	$129,553,087

Class R2 Shares
Shares sold	62,255	$1,230,195	9,205	$203,436
Reinvestment of distributions	220	4,177	168	3,568
Shares reacquired	(8,949)	(178,117)	(28)	(630)
Increase	53,526	$1,056,255	9,345	$206,374

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	January 31, 2016		Year Ended
Calibrated Mid Cap Value Fund	(unaudited)		July 31, 2015
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	141,338	$2,869,426	14,582	$319,523
Reinvestment of distributions	7,679	145,825	411	8,713
Shares reacquired	(43,670)	(885,370)	(591)	(12,965)
Increase	105,347	$2,129,881	14,402	$315,271

Class R4 Shares(a)
Shares sold	17,547	$289,700	463	$10,000
Reinvestment of distributions	42	792	–	–
Increase	17,589	$290,492	463	$10,000

Class R5 Shares(a)
Shares sold	–	$–	461.47	$10,000
Reinvestment of distributions	42.23	801	–	–
Increase	42.23	$801	461.47	$10,000

Class R6 Shares(a)
Shares sold	3,745.00	$72,537	461.47	$10,000
Reinvestment of distributions	151.53	2,861	–	–
Shares reacquired	(1.00)	(11)	–	–
Increase	3,895.53	$75,387	461.47	$10,000

(a)Shares commenced on June 30, 2015.

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Calibrated Large Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods. As to Calibrated Mid Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that

Approval of Advisory Contract (concluded)

business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund	CALIBRATED-3 (03/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016